Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	UCOMMUNE INTERNATIONAL LTD
Document Type	F-3/A
Amendment Flag	true
Amendment Description	This registration statement constitutes pre-effective amendment no. 8 to the registration statement on Form F-1, File No. 333-257664, made on this registration statement on Form F-3, of Ucommune International Ltd.On April 21, 2022, shareholders of Ucommune International Ltd, or the Parent, approved a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Parent’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Parent, or the Share Consolidation, at an extraordinary general meeting, or the Meeting, by ordinary resolutions. As a result, the Share Consolidation became effective at 5 P.M. on April 21, 2022, U.S. Eastern time, and the Class A ordinary shares began trading on a post-Share Consolidation basis on the Nasdaq Capital Market when the market opened on the next business trading day under the same symbol “UK” but under a new CUSIP number of G9449A 209. No fractional shares were issued in connection with the Share Consolidation. All fractional shares were rounded up to the whole number of shares. Each twenty pre-split ordinary shares outstanding automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders, and the terms of the outstanding warrants, unit purchase options, senior convertible debentures and awards under share incentive plans of the Parent were adjusted automatically without any action on the part of the holders of those warrants, unit purchase options, senior convertible debentures and awards under share incentive plans. From a Cayman Islands legal perspective, the Share Consolidation does not have any retroactive effect on the Parent’s shares prior to the effective date on April 21, 2022. However, references to the Parent’s ordinary shares in this registration statement are stated as having been retroactively adjusted and restated to give effect to the Share Consolidation, as if the Share Consolidation had occurred by the relevant earlier date. As a result of the Share Consolidation, the Parent’s issued and outstanding ordinary shares have been retroactively adjusted, where applicable, in this registration statement to give effect to the Share Consolidation of the ordinary shares of the Parent, as if it had occurred at the beginning of the earlier period presented.
Entity Central Index Key	0001821424
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 8, Tower D
Entity Address, Address Line Two	No.2 Guang Hua Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100026
City Area Code	8610
Local Phone Number	6506-7789
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	1 800
Local Phone Number	-221-0102
Contact Personnel Name	Cogency Global lnc.
Entity Address, State or Province	NY